Business Combination (Details)							6 Months Ended		12 Months Ended
	Aug. 12, 2025 USD ($)	Jul. 02, 2025 shares	May 27, 2025 USD ($)	Apr. 30, 2025 USD ($) $ / shares	Dec. 29, 2024 USD ($)	Oct. 17, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Apr. 30, 2025 $ / shares	Mar. 19, 2025	Jul. 31, 2022
Business Combination [Line Items]
Gross revenue							$ 98,723,121	$ 50,905,705
Net profit after tax									$ 1,238,956
Subject to a cap value	$ 5,137,569
General and administrative expenses.							78,254
Consideration in fair value									1,121,006
Outperformance consideration amount							55,000
Change of fair value of the contingent consideration							78,906	270,615
Fair value of contingent consideration							$ 1,121,726
Conditional cash				100.00%									100.00%
Purchase consideration			$ 25,716,146
Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration					$ 2,993,450	$ 2,993,450
Percentage of comprised in cash					10.00%		67.00%
Percentage of comprised in shares					90.00%	100.00%	33.00%
Estimated useful lives							4 years 7 months 6 days
Share-Based Payment Arrangement, Tranche Three [Member]
Business Combination [Line Items]
Cash consideration											$ 800,000
Percentage of comprised in cash											67.00%
Percentage of comprised in shares											33.00%
Gross revenue											$ 19,400,000
Net profit after tax											$ 714,273
Share-Based Payment Arrangement, Tranche Four [Member]
Business Combination [Line Items]
Cash consideration										$ 1,000,000
Percentage of comprised in cash										67.00%
Percentage of comprised in shares										33.00%
Gross revenue										$ 31,072,773
Net profit after tax										$ 893,201
Share-Based Payment Arrangement, Tranche Five [Member]
Business Combination [Line Items]
Cash consideration									$ 1,320,000
Percentage of comprised in cash									67.00%
Percentage of comprised in shares									100.00%
Gross revenue									$ 37,852,287
Net profit after tax									$ 1,238,956
Contingent Consideration for Acquisition [Member]
Business Combination [Line Items]
Change of fair value of the contingent consideration							$ 79,441	270,615
2Game’s Achievement [Member] | Share-Based Payment Arrangement, Tranche Four [Member]
Business Combination [Line Items]
Percentage of comprised in shares										100.00%
2Game’s Achievement [Member] | Share-Based Payment Arrangement, Tranche Five [Member]
Business Combination [Line Items]
Percentage of comprised in shares									33.00%
2Game [Member]
Business Combination [Line Items]
Percentage of equity interest														10.00%	51.00%
Acquisition of 2Game [Member]
Business Combination [Line Items]
Percentage of equity interest							100.00%
Aggregate cash consideration							$ 3,367,398					$ 3,367,398
Cash consideration												$ 6,550
Consideration in fair value							3,360,848
Acquisition of 2Game [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination [Line Items]
Cash consideration							6,550
Acquisition of 2Game [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration							2,993,450
Acquisition of 2Game [Member] | Sale and Purchase Agreements [Member]
Business Combination [Line Items]
Aggregate cash consideration							6,120,000
Acquisition of Ban Leong [Member]
Business Combination [Line Items]
Aggregate cash consideration							$ 25,716,146
Cash consideration								$ 25,716,146
Share price | (per share)				$ 0.4484									$ 0.6029
Acquisition of Ban Leong [Member] | Offer Consideration [Member]
Business Combination [Line Items]
Aggregate cash consideration				$ 50,500,000
Acquisition of Starry [Member]
Business Combination [Line Items]
Percentage of equity interest							100.00%
Estimated useful lives							10 years
Issued shares capital			50.90%
Ban Leong’s [Member]
Business Combination [Line Items]
Percentage of equity interest		96.59%
Issued shares capital (in Shares) | shares		104,122,998
Ban Leong’s [Member] | Offeror [Member]
Business Combination [Line Items]
Percentage of equity interest		90.00%
Minimum [Member]
Business Combination [Line Items]
Percentage of bear interest				2.50%									2.50%
Maximum [Member]
Business Combination [Line Items]
Percentage of bear interest				7.50%									7.50%